DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Eurozone Hedged Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.1%
Austria - 0.8%
Agrana Beteiligungs AG	60	$1,273
ANDRITZ AG	258	8,633
AT&S Austria Technologie & Systemtechnik AG	83	1,607
BAWAG Group AG, 144A*	214	8,060
CA Immobilien Anlagen AG	213	6,647
DO & CO AG*(a)	19	831
Erste Group Bank AG*	855	20,794
EVN AG	126	2,123
FACC AG*	71	485
IMMOFINANZ AG*	118	1,957
Kapsch TrafficCom AG	17	276
Lenzing AG*	48	2,489
Oesterreichische Post AG(a)	129	4,310
OMV AG*	399	12,980
Palfinger AG	50	1,337
Porr AG*(a)	27	387
Raiffeisen Bank International AG*	509	9,111
S IMMO AG*	158	2,862
S&T AG*(a)	147	4,108
Schoeller-Bleckmann Oilfield Equipment AG	50	1,492
Semperit AG Holding*	35	732
Telekom Austria AG*	536	3,953
UNIQA Insurance Group AG	462	3,071
Verbund AG	226	12,136
Vienna Insurance Group AG Wiener Versicherung Gruppe*	126	3,082
voestalpine AG	390	9,685
Wienerberger AG*	408	11,013
Zumtobel Group AG	94	717

(Cost $169,170)		136,151

Belgium - 3.2%
Ackermans & van Haaren NV*	80	11,370
Aedifica SA REIT	84	9,894
Ageas SA/NV	572	24,027
AGFA-Gevaert NV*	592	2,501
Akka Technologies*(a)	43	845
Anheuser-Busch InBev SA/NV	2,411	140,420
Barco NV	214	4,559
Befimmo SA REIT	13	624
Bekaert SA	115	2,323
Biocartis Group NV, 144A*	167	944
bpost SA	322	3,222
Cie d’Entreprises CFE*	27	1,933
Cofinimmo SA REIT	69	10,112
Colruyt SA	193	12,207
D’ieteren SA/NV	82	5,353
Econocom Group SA/NV*	411	1,238
Elia Group SA/NV	92	9,892
Euronav NV	556	5,073
Exmar NV*	112	277
Fagron	256	5,805
Galapagos NV*	131	17,806
Gimv NV	44	2,507
Groupe Bruxelles Lambert SA	331	30,644
Intervest Offices & Warehouses NV REIT	102	2,708
Ion Beam Applications	72	779
KBC Ancora*	127	4,644
KBC Group NV	782	44,887
Kinepolis Group NV*	49	1,921
Melexis NV	63	5,048
Mithra Pharmaceuticals SA*	44	899
Montea C.V.A REIT	38	4,508
Ontex Group NV*	258	3,448
Orange Belgium SA	105	1,769
Proximus SADP	517	10,235
Recticel SA	93	952
Retail Estates NV REIT	24	1,667
Sioen Industries NV*	27	627
Sofina SA	49	14,706
Solvay SA	209	18,117
Telenet Group Holding NV	161	6,260
Tessenderlo Group SA*	73	2,731
UCB SA	415	49,286
Umicore SA	635	29,167
Van de Velde NV*	16	400
Warehouses De Pauw CVA REIT	413	14,589
X-Fab Silicon Foundries SE, 144A*	168	565

(Cost $692,958)		523,489

Finland - 3.7%
Aktia Bank OYJ*	148	1,671
Cargotec OYJ, Class B(a)	161	5,088
Caverion OYJ*	422	3,122
Citycon OYJ(a)	247	1,981
Elisa OYJ	477	28,057
Finnair OYJ*	1,797	938
Fortum OYJ	1,339	28,307
F-Secure OYJ*	279	1,009
Huhtamaki OYJ*	325	15,723
Kemira OYJ	330	4,560
Kesko OYJ, Class B	790	17,526
Kone OYJ, Class B	1,085	93,017
Konecranes OYJ	218	6,212
Metsa Board OYJ	359	2,920
Metso Outotec OYJ	1,978	14,670
Neles OYJ	352	4,805
Neste OYJ	1,345	71,923
Nokia OYJ*	17,979	87,376
Nokian Renkaat OYJ	414	11,526

Oriola OYJ, Class B	366	837
Orion OYJ, Class B	325	15,250
Outokumpu OYJ*	948	2,556
Rovio Entertainment OYJ, 144A	167	1,355
Sampo OYJ, Class A	1,518	61,102
Sanoma OYJ	223	2,890
Stora Enso OYJ, Class R	1,737	25,558
TietoEVRY OYJ	275	8,270
Tokmanni Group Corp.	191	3,474
UPM-Kymmene OYJ	1,669	50,609
Uponor OYJ	169	2,969
Valmet OYJ	443	12,117
Wartsila OYJ Abp	1,300	11,114
YIT OYJ	654	4,023

(Cost $553,889)		602,555

France - 30.0%
ABC arbitrage	73	594
Accor SA*	545	16,741
Aeroports de Paris	101	10,582
Air France-KLM*(a)	688	3,100
Air Liquide SA	1,503	249,401
Airbus SE*	1,865	153,210
AKWEL	28	468
Albioma SA	71	3,766
ALD SA, 144A	378	3,884
Alstom SA*	594	33,061
Alten SA*	100	8,670
Amundi SA, 144A*	196	15,227
Arkema SA	213	23,614
Atos SE*	331	28,637
Aubay	15	598
AXA SA	6,106	124,426
Beneteau SA	94	795
BioMerieux	124	18,793
BNP Paribas SA*	3,569	155,733
Boiron SA	19	786
Bollore SA	2,859	10,740
Bonduelle SCA	38	921
Bouygues SA*	734	29,124
Bureau Veritas SA*	960	21,761
Capgemini SE	515	71,291
Carmila SA REIT	180	2,008
Carrefour SA	1,854	29,780
Casino Guichard Perrachon SA*(a)	129	3,348
Cellectis SA*	82	1,493
CGG SA*	2,465	2,244
Chargeurs SA(a)	60	1,157
Cie de Saint-Gobain*	1,677	68,002
Cie des Alpes	16	296
Cie Generale des Etablissements Michelin SCA	543	61,313
Cie Plastic Omnium SA	221	4,987
CNP Assurances*	591	7,913
Coface SA*	301	2,356
Covivio REIT	156	11,561
Credit Agricole SA*	3,719	38,114
Danone SA	1,964	129,140
Dassault Aviation SA*	7	6,370
Dassault Systemes SE	428	80,623
DBV Technologies SA*(a)	93	414
Derichebourg SA	235	678
Devoteam SA*	17	1,982
Edenred	785	40,535
Eiffage SA*	253	23,314
Electricite de France SA	2,103	22,090
Elior Group SA, 144A	346	2,030
Elis SA*	455	5,891
Engie SA*	5,810	80,808
Eramet*(a)	27	919
EssilorLuxottica SA*	904	120,932
Etablissements Maurel et Prom SA*	159	317
Eurazeo SE*	137	7,230
Europcar Mobility Group, 144A*(a)	279	432
Eutelsat Communications SA	587	5,890
Faurecia SE*	218	9,498
FFP	17	1,394
Fnac Darty SA*	50	2,184
Gaztransport Et Technigaz SA	71	6,685
Gecina SA REIT	141	19,384
Genfit*(a)	94	473
Getlink SE*	1,377	21,099
GL Events*	38	465
Groupe Crit*	5	286
Groupe Guillin	15	356
Guerbet	15	529
Hermes International	100	85,850
ICADE REIT	92	5,956
ID Logistics Group*	8	1,804
Iliad SA	48	10,253
Imerys SA	116	4,709
Ingenico Group SA*	188	31,903
Innate Pharma SA*	127	819
Interparfums SA*(a)	54	2,697
Ipsen SA	127	13,155
IPSOS	137	3,613
Jacquet Metal Service SA	49	574
JCDecaux SA*	320	6,106
Kaufman & Broad SA	43	1,701
Kering SA	241	147,998
Klepierre SA REIT(a)	677	11,141
Korian SA*	159	6,159
La Francaise des Jeux SAEM, 144A	303	11,242

Lagardere SCA*	188	3,729
Legrand SA	854	71,237
LISI*	55	1,247
LNA Sante SA	16	983
L’Oreal SA	804	265,673
LVMH Moet Hennessy Louis Vuitton SE	887	415,780
Maisons du Monde SA, 144A*	136	2,202
Manitou BF SA*	28	553
Mercialys SA REIT	159	1,020
Mersen SA*	60	1,826
Metropole Television SA*	83	1,036
Natixis SA*	3,226	8,874
Nexans SA*	87	4,888
Nexity SA	136	4,671
Orange SA	6,431	71,603
Orpea*	157	18,857
Pernod Ricard SA	673	115,248
Peugeot SA*	1,865	31,982
Publicis Groupe SA*	658	23,062
Quadient SA*	116	1,615
Remy Cointreau SA(a)	78	12,836
Renault SA*	578	16,444
Rexel SA*	833	11,143
Rubis SCA	301	14,217
Safran SA*	1,010	116,937
Sanofi	3,600	364,607
Sartorius Stedim Biotech	92	32,915
Schneider Electric SE	1,769	219,020
SCOR SE*	544	14,555
SEB SA	71	12,464
SMCP SA, 144A*	124	590
Societe BIC SA	82	4,728
Societe Generale SA*	2,496	40,455
Sodexo SA	297	21,251
SOITEC*	73	9,739
Sopra Steria Group*	55	8,946
SPIE SA	388	6,589
Suez SA	1,182	20,460
Synergie SA*	17	418
Tarkett SA*	97	1,256
Teleperformance	184	56,739
Television Francaise 1*	137	837
Thales SA	342	26,732
TOTAL SE	7,880	311,259
Trigano SA	26	3,304
Ubisoft Entertainment SA*	276	22,713
Unibail-Rodamco-Westfield REIT(a)	456	21,310
Valeo SA	776	23,707
Vallourec SA*(a)	25	765
Veolia Environnement SA	1,655	39,895
Verallia SA, 144A	112	3,642
Vicat SA	68	2,353
Vilmorin & Cie SA	26	1,474
Vinci SA	1,635	153,320
Virbac SA*	11	2,468
Vivendi SA	2,657	75,463
Wendel SE	94	9,641
Worldline SA, 144A*	440	40,441

(Cost $4,855,140)		4,929,842

Germany - 26.5%
Aareal Bank AG*	177	3,960
adidas AG*	606	184,119
ADO Properties SA, 144A*	239	7,347
ADVA Optical Networking SE*	148	1,252
AIXTRON SE*	204	2,350
Allianz SE	1,327	287,451
alstria office REIT-AG REIT*	529	7,910
Amadeus Fire AG*	17	2,146
AURELIUS Equity Opportunities SE & Co. KGaA*	72	1,494
Aurubis AG	82	5,885
BASF SE	2,905	177,009
Basler AG	15	1,081
Bayer AG	3,126	207,187
Bayerische Motoren Werke AG	1,020	73,216
BayWa AG	44	1,517
Bechtle AG	88	17,769
Beiersdorf AG	328	37,889
Bertrandt AG	17	694
bet-at-home.com AG	5	213
Bilfinger SE	112	2,245
Borussia Dortmund GmbH & Co. KGaA	221	1,478
Brenntag AG	471	29,486
CANCOM SE	143	7,891
Carl Zeiss Meditec AG	138	15,546
CECONOMY AG*	594	2,742
Cewe Stiftung & Co. KGaA*	17	2,019
Commerzbank AG*	3,057	17,741
CompuGroup Medical SE & Co. KGaA	86	7,718
Continental AG	338	36,786
Covestro AG, 144A	513	24,402
CropEnergies AG	172	2,508
CTS Eventim AG & Co. KGaA*	203	10,082
Daimler AG	2,694	137,099
Datagroup SE	39	2,415
Delivery Hero SE, 144A*	415	44,582
Dermapharm Holding SE	51	2,713
Deutsche Bank AG*(b)	6,156	58,954
Deutsche Beteiligungs AG	40	1,506
Deutsche Boerse AG	601	113,605
Deutsche EuroShop AG*	139	2,070
Deutsche Lufthansa AG*(a)	856	8,918

Deutsche Pfandbriefbank AG, 144A*	437	3,181
Deutsche Post AG	3,146	143,113
Deutsche Telekom AG	10,641	187,302
Deutsche Wohnen SE	1,116	59,451
Deutz AG*	400	2,153
DIC Asset AG	149	1,963
Draegerwerk AG & Co. KGaA*	7	518
Duerr AG	191	6,309
E.ON SE	7,027	83,102
Eckert & Ziegler Strahlen- und Medizintechnik AG	60	3,036
Elmos Semiconductor SE	31	805
ElringKlinger AG*	91	653
Encavis AG	268	4,893
Evonik Industries AG	665	19,284
Evotec SE*	373	9,971
Flatex AG*	45	2,183
Fraport AG Frankfurt Airport Services Worldwide*(a)	138	6,284
Freenet AG	444	9,588
Fresenius Medical Care AG & Co. KGaA	663	56,222
Fresenius SE & Co. KGaA	1,335	61,813
GEA Group AG	510	18,599
Gerresheimer AG	100	11,796
GRENKE AG(a)	97	7,084
Hamborner REIT AG REIT*	258	2,690
Hamburger Hafen und Logistik AG	83	1,535
Hannover Rueck SE	183	31,141
HeidelbergCement AG	499	31,692
HelloFresh SE*	467	24,019
Henkel AG & Co. KGaA	310	27,838
HOCHTIEF AG	82	7,271
Hornbach Holding AG & Co. KGaA	27	2,938
HUGO BOSS AG	214	5,669
Hypoport SE*	9	5,402
Indus Holding AG	50	1,730
Infineon Technologies AG	3,914	108,175
Jenoptik AG	191	5,097
JOST Werke AG, 144A*	70	2,945
K+S AG(a)	665	4,631
KION Group AG	174	14,714
Kloeckner & Co. SE*	236	1,449
Knorr-Bremse AG	161	20,458
Koenig & Bauer AG*	37	824
Krones AG	50	3,297
KWS Saat SE & Co. KGaA	49	4,228
LANXESS AG	278	16,259
LEG Immobilien AG	222	32,655
Leoni AG*	93	653
LPKF Laser & Electronics AG	93	2,314
MBB SE	6	523
Merck KGaA	420	56,962
METRO AG	585	5,789
MLP SE	202	1,384
MorphoSys AG*	106	13,339
MTU Aero Engines AG	163	30,199
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	445	128,353
Nemetschek SE	187	14,862
New Work SE	10	2,971
Nordex SE*	212	2,770
Norma Group SE	99	3,197
OHB SE*	16	742
OSRAM Licht AG*	130	6,787
PATRIZIA AG	148	4,362
Pfeiffer Vacuum Technology AG	18	3,497
ProSiebenSat.1 Media SE*(a)	740	8,373
Puma SE*	280	23,116
Rational AG	13	8,315
Rheinmetall AG	145	13,417
Rocket Internet SE, 144A*	234	5,292
RWE AG	2,051	81,504
Salzgitter AG*	112	1,805
SAP SE	3,336	549,540
Scout24 AG, 144A	340	31,627
SGL Carbon SE*(a)	157	612
Siemens AG	2,442	337,052
Siemens Healthineers AG, 144A	482	21,915
Siltronic AG	74	6,883
Sixt SE*	48	4,342
SMA Solar Technology AG*	38	1,719
Software AG	147	7,329
STRATEC SE	17	2,085
Stroeer SE & Co. KGaA*(a)	101	7,864
Suedzucker AG	229	4,678
Symrise AG	416	57,363
TAG Immobilien AG*	457	13,656
Takkt AG*	104	1,373
TeamViewer AG, 144A*	390	21,115
Telefonica Deutschland Holding AG	3,030	8,374
thyssenkrupp AG*	1,391	10,000
Uniper SE	676	22,136
United Internet AG	297	14,581
Varta AG*(a)	47	7,319
VERBIO Vereinigte BioEnergie AG	82	1,409
Volkswagen AG*	90	16,132
Vonovia SE	1,673	119,789
Vossloh AG*	35	1,566
Wacker Chemie AG	55	5,374
Wacker Neuson SE*	93	1,818
Washtec AG*	48	2,151
Wuestenrot & Wuerttembergische AG	60	1,042

Zalando SE, 144A*	481	41,982
zooplus AG*	27	5,104

(Cost $4,253,173)		4,357,411

Ireland - 2.1%
AerCap Holdings NV*	429	12,686
AIB Group PLC*	2,758	3,400
Bank of Ireland Group PLC*	3,256	7,328
Cairn Homes PLC	2,951	2,750
CRH PLC	2,457	90,894
Dalata Hotel Group PLC	542	1,772
Flutter Entertainment PLC	496	83,636
Glanbia PLC	684	7,877
Glenveagh Properties PLC, 144A*	3,292	2,770
Hibernia REIT PLC REIT	2,174	3,092
Irish Residential Properties REIT PLC REIT	1,804	3,031
Kerry Group PLC, Class A	500	65,634
Kingspan Group PLC	482	41,385
Origin Enterprises PLC	411	1,687
Smurfit Kappa Group PLC	666	23,589
Uniphar PLC	1,063	2,918

(Cost $344,423)		354,449

Italy - 7.0%
A2A SpA	5,482	8,001
ACEA SpA	173	3,561
Amplifon SpA*	430	14,327
Anima Holding SpA, 144A	902	3,968
Arnoldo Mondadori Editore SpA*	307	386
Ascopiave SpA	162	635
Assicurazioni Generali SpA	3,499	54,303
ASTM SpA*	235	4,784
Atlantia SpA*	1,571	24,990
Autogrill SpA*	406	2,078
Azimut Holding SpA	383	7,407
Banca Carige SpA*(c)	462,340	828
Banca Farmafactoring SpA, 144A*	262	1,455
Banca Generali SpA*	185	5,638
Banca IFIS SpA*	59	614
Banca Mediolanum SpA	615	4,561
Banca Monte dei Paschi di Siena SpA*(a)	971	1,660
Banca Popolare di Sondrio SCPA*	1,443	3,468
Banco BPM SpA*	5,037	8,487
Biesse SpA*	37	620
BPER Banca*(a)	1,304	3,581
Brunello Cucinelli SpA*	105	3,313
Buzzi Unicem SpA	262	6,416
Buzzi Unicem SpA-RSP	137	1,910
Cairo Communication SpA*	258	410
Carel Industries SpA, 144A	92	2,251
Cementir Holding NV	82	572
Cerved Group SpA*	643	5,483
CIR SpA-Compagnie Industriali*	2,486	1,190
Credito Emiliano SpA*	297	1,508
Credito Valtellinese SpA*	194	1,718
Danieli & C Officine Meccaniche SpA	38	567
Danieli & C Officine Meccaniche SpA-RSP	104	906
Datalogic SpA	61	823
Davide Campari-Milano NV	1,935	19,840
De’ Longhi SpA*	224	7,431
DeA Capital SpA*	291	403
DiaSorin SpA	76	13,740
doValue SpA, 144A*	112	1,271
El.En. SpA*	27	715
Enav SpA, 144A	967	4,062
Enel SpA	26,051	235,927
Eni SpA	8,160	75,954
ERG SpA	202	5,342
Falck Renewables SpA	422	2,830
Ferrari NV	402	78,291
Fila SpA*	71	619
Fincantieri SpA*(a)	1,606	1,136
FinecoBank Banca Fineco SpA*	1,868	28,311
Freni Brembo SpA*	655	6,316
Gruppo MutuiOnline SpA	71	1,966
Hera SpA	2,794	10,676
Illimity Bank SpA*	208	2,045
IMA Industria Macchine Automatiche SpA*	74	5,934
Immobiliare Grande Distribuzione SIIQ SpA REIT	202	741
Infrastrutture Wireless Italiane SpA, 144A	728	7,093
Interpump Group SpA	258	9,021
Intesa Sanpaolo SpA*	52,863	113,879
Iren SpA	1,987	5,198
Italgas SpA	1,703	10,964
Italmobiliare SpA	50	1,820
Juventus Football Club SpA*	1,621	1,773
La Doria SpA	16	210
Leonardo SpA	1,335	9,030
Maire Tecnimont SpA*(a)	390	704
MARR SpA*	115	1,765
Mediaset SpA*(a)	160	296
Mediobanca Banca di Credito Finanziario SpA	2,097	18,223
Moncler SpA*	598	23,157
Nexi SpA, 144A*	1,091	19,419
Piaggio & C SpA	555	1,576
Pirelli & C SpA, 144A*	1,255	5,423
Poste Italiane SpA, 144A	1,578	14,481
Prysmian SpA	776	21,706
RAI Way SpA, 144A	342	2,232
Recordati Industria Chimica e Farmaceutica SpA	345	18,803
Reply SpA	57	6,326
Saipem SpA	1,989	4,261

Salvatore Ferragamo SpA*	137	1,973
Saras SpA*	1,893	1,314
Sesa SpA	26	2,327
Snam SpA	6,446	33,000
Societa Cattolica di Assicurazioni SC*(a)	454	2,698
Tamburi Investment Partners SpA	270	1,811
Technogym SpA, 144A*	291	2,617
Telecom Italia SpA	25,014	11,904
Telecom Italia SpA-RSP	18,897	8,926
Terna Rete Elettrica Nazionale SpA	4,386	31,708
Tinexta SpA*	93	1,935
Tod’s SpA*	29	835
UniCredit SpA*	6,788	66,829
Unipol Gruppo SpA*	1,467	7,073
Webuild SpA(a)	593	770
Zignago Vetro SpA	47	716

(Cost $1,201,521)		1,159,765

Luxembourg - 0.8%
APERAM SA	183	5,409
ArcelorMittal SA*	2,316	29,302
Aroundtown SA*	3,448	18,854
Befesa SA, 144A	89	3,701
Corestate Capital Holding SA*(a)	39	749
Eurofins Scientific SE*	41	32,860
Grand City Properties SA	370	9,493
SES SA	1,211	8,599
Solutions 30 SE*(a)	224	3,849
Stabilus SA	78	4,142
Tenaris SA	1,587	9,318

(Cost $199,180)		126,276

Netherlands - 11.6%
Aalberts NV	336	12,687
ABN AMRO Bank NV, 144A*	1,407	13,406
Accell Group NV*	82	2,446
Adyen NV, 144A*	57	96,114
Aegon NV	5,641	15,705
Akzo Nobel NV	618	61,168
Alfen Beheer BV, 144A*	53	3,845
Altice Europe NV*	1,809	8,005
AMG Advanced Metallurgical Group NV	105	2,158
Arcadis NV*	227	5,215
Argenx SE*	133	30,743
ASM International NV	149	22,422
ASML Holding NV	1,358	509,345
ASR Nederland NV	466	16,155
Basic-Fit NV, 144A*	136	3,830
BE Semiconductor Industries NV	244	11,662
Boskalis Westminster*	276	5,784
Brunel International NV*	81	623
Corbion NV	206	9,538
Eurocommercial Properties NV	138	1,653
Euronext NV, 144A	181	21,988
EXOR NV	361	21,282
Flow Traders, 144A	106	4,174
ForFarmers NV	71	458
Fugro NV*(a)	256	1,094
Heineken Holding NV	361	29,574
Heineken NV	819	75,804
IMCD NV	156	16,658
ING Groep NV*	12,481	101,340
Intertrust NV, 144A	283	5,079
Just Eat Takeaway.com NV, 144A*	391	43,506
Koninklijke Ahold Delhaize NV	3,526	106,120
Koninklijke BAM Groep NV*	1,004	1,547
Koninklijke DSM NV	551	88,406
Koninklijke KPN NV	10,847	28,439
Koninklijke Philips NV*	2,911	137,686
Koninklijke Vopak NV	246	13,510
NIBC Holding NV, 144A*	170	1,499
NN Group NV	926	34,864
NSI NV REIT	60	2,148
OCI NV*	292	3,962
Pharming Group NV*(a)	1,848	2,338
PostNL NV*	1,375	4,097
Prosus NV*	1,555	155,579
QIAGEN NV*	755	38,355
Randstad NV	382	19,907
SBM Offshore NV	383	6,620
Shop Apotheke Europe NV, 144A*(a)	38	7,219
SIF Holding NV*	26	425
Signify NV, 144A*	445	14,864
TKH Group NV	138	5,411
TomTom NV*	235	1,886
Vastned Retail NV REIT	51	1,494
Wereldhave NV REIT	125	1,047
Wolters Kluwer NV	871	71,511

(Cost $1,459,317)		1,902,395

Portugal - 0.6%
Altri SGPS SA	214	1,069
Banco Comercial Portugues SA, Class R*	29,857	3,517
Corticeira Amorim SGPS SA	164	1,969
CTT-Correios de Portugal SA*	421	1,309
EDP - Energias de Portugal SA	8,867	44,886
Galp Energia SGPS SA	1,687	18,062
Jeronimo Martins SGPS SA	853	14,002
Mota-Engil SGPS SA*	343	645
Navigator Co. SA*	824	2,167
NOS SGPS SA	926	3,744
REN - Redes Energeticas Nacionais SGPS SA	785	2,276
Semapa-Sociedade de Investimento e Gestao	79	718
Sonae SGPS SA	2,658	1,892

(Cost $105,175)		96,256

Spain - 7.1%
Acciona SA	70	8,370
Acerinox SA*	359	2,909
ACS Actividades de Construccion y Servicios SA	822	20,129
Aedas Homes SA, 144A*	79	1,791
Aena SME SA, 144A*	210	31,350
Almirall SA*	187	2,056
Amadeus IT Group SA	1,438	80,499
Applus Services SA*	422	3,477
Atresmedia Corp. de Medios de Comunicacion SA	280	754
Banco Bilbao Vizcaya Argentaria SA	21,437	62,752
Banco de Sabadell SA	19,424	7,839
Banco Santander SA	52,450	116,595
Bankia SA	4,005	5,045
Bankinter SA	2,194	11,800
CaixaBank SA	11,100	24,399
Cellnex Telecom SA, 144A*	997	63,867
Cia de Distribucion Integral Logista Holdings SA	159	2,820
CIE Automotive SA	280	4,845
Construcciones y Auxiliar de Ferrocarriles SA*	62	2,220
Corp. Financiera Alba SA	66	2,733
Distribuidora Internacional de Alimentacion SA*(a)	4,989	692
Ebro Foods SA	187	4,586
eDreams ODIGEO SA*	251	677
Enagas SA	777	18,999
Ence Energia y Celulosa SA	358	1,150
Endesa SA	989	27,417
Euskaltel SA, 144A	268	2,491
Faes Farma SA	893	3,533
Ferrovial SA	1,514	40,435
Fluidra SA*	157	2,642
Fomento de Construcciones y Contratas SA	285	2,789
Gestamp Automocion SA, 144A	507	1,356
Global Dominion Access SA, 144A*	335	1,373
Grifols SA	949	25,719
Grupo Catalana Occidente SA	151	3,919
Grupo Empresarial San Jose SA	126	692
Iberdrola SA	18,972	238,855
Indra Sistemas SA*	496	3,605
Industria de Diseno Textil SA	3,535	99,346
Inmobiliaria Colonial Socimi SA REIT	662	5,826
Lar Espana Real Estate Socimi SA REIT	299	1,529
Liberbank SA*	3,318	889
Mapfre SA	3,772	7,148
Masmovil Ibercom SA*	186	4,981
Mediaset Espana Comunicacion SA*	704	2,342
Melia Hotels International SA*	356	1,492
Merlin Properties Socimi SA REIT	1,190	10,679
Metrovacesa SA, 144A*	128	975
Miquel y Costas & Miquel SA	83	1,169
Naturgy Energy Group SA	849	16,373
Neinor Homes SA, 144A*	278	3,729
Pharma Mar SA	53	5,395
Promotora de Informaciones SA, Class A*	942	459
Prosegur Cash SA, 144A	1,686	1,398
Prosegur Cia de Seguridad SA	861	2,088
Red Electrica Corp. SA	1,390	26,582
Repsol SA	4,655	36,786
Sacyr SA	1,244	2,828
Siemens Gamesa Renewable Energy SA	730	19,548
Solaria Energia y Medio Ambiente SA*	170	3,469
Talgo SA, 144A*	335	1,529
Tecnicas Reunidas SA*	104	1,329
Telefonica SA	15,656	61,860
Unicaja Banco SA, 144A*	2,916	2,098
Viscofan SA	123	9,100
Zardoya Otis SA	592	4,112

(Cost $1,708,154)		1,172,239

Switzerland - 0.4%
STMicroelectronics NV
(Cost $28,921)	2,065	62,124

United Kingdom - 2.3%
CNH Industrial NV*	3,163	25,040
Coca-Cola European Partners PLC	636	26,178
Dialog Semiconductor PLC*	258	11,173
Fiat Chrysler Automobiles NV*	3,620	39,877
Unilever NV	4,654	269,418

(Cost $327,966)		371,686

TOTAL COMMON STOCKS (Cost $15,898,987)		15,794,638

PREFERRED STOCKS - 1.6%
Germany - 1.6%
Bayerische Motoren Werke AG	186	10,454
Draegerwerk AG & Co. KGaA*	28	2,372
FUCHS PETROLUB SE	182	8,605
Henkel AG & Co. KGaA	561	57,280
Jungheinrich AG	147	4,712
Porsche Automobil Holding SE*	462	28,283
Sartorius AG	115	48,719
Sixt SE	56	3,151
STO SE & Co. KGaA	5	662
Volkswagen AG*	596	99,104

(Cost $247,687)		263,342

TOTAL PREFERRED STOCKS (Cost $247,687)		263,342

RIGHTS - 0.0%
Italy - 0.0%
Ascopiave SpA*, expires 9/5/20(c) (Cost $0)	222	0

WARRANTS - 0.0%
Spain - 0.0%
Abengoa SA*, expires 3/31/25 (Cost $43)	7,125	85

SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e) (Cost $137,708)	137,708	137,708

CASH EQUIVALENTS - 2.1%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d) (Cost $345,564)	345,564	345,564

TOTAL INVESTMENTS - 100.6% (Cost $16,629,989)		$16,541,337
Other assets and liabilities, net - (0.6%)		(96,731)

NET ASSETS - 100.0%		$16,444,606

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG*(b)
79,251	—	(31,954)	(49,130)	60,787	—	—	6,156	58,954
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e)
667,973	—	(530,265)(f)	—	—	52	—	137,708	137,708
CASH EQUIVALENTS — 2.1%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)
290,364	2,160,531	(2,105,331)	—	—	86	—	345,564	345,564

1,037,588	2,160,531	(2,667,550)	(49,130)	60,787	138	—	489,428	542,226

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $129,261, which is 0.8% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,903.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2020 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$2,436,153	15.1%
Consumer Discretionary	2,349,549	14.7
Financials	2,184,215	13.6
Information Technology	2,022,944	12.6
Consumer Staples	1,508,530	9.3
Health Care	1,407,656	8.8
Materials	1,161,557	7.3
Utilities	1,160,398	7.2
Communication Services	792,290	4.9
Energy	585,180	3.7
Real Estate	449,593	2.8

Total	$16,058,065	100.0%

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
EURO STOXX 50 Futures	EUR	9	$344,053	$350,666	9/18/2020	$6,613

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

As of August 31, 2020, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Citigroup Global Markets	9/3/2020	EUR	4,410,000	USD	5,218,088	$—	$(44,948)
JP Morgan & Chase Co.	9/3/2020	EUR	2,484,530	USD	2,939,716	—	(25,403)
RBC Capital Markets	9/3/2020	EUR	6,454,000	USD	7,636,534	—	(65,878)
Citigroup Global Markets	9/3/2020	USD	5,274,294	EUR	4,410,000	—	(11,257)
JP Morgan & Chase Co.	9/3/2020	USD	2,971,374	EUR	2,484,530	—	(6,255)
RBC Capital Markets	9/3/2020	USD	205,890	EUR	174,000	1,768	—
RBC Capital Markets	9/3/2020	USD	7,510,773	EUR	6,280,000	—	(16,018)
Citigroup Global Markets	10/5/2020	EUR	4,410,000	USD	5,277,954	11,119	—
JP Morgan & Chase Co.	10/5/2020	EUR	523,000	USD	625,927	1,311	—
JP Morgan & Chase Co.	10/5/2020	EUR	2,484,530	USD	2,973,473	6,214	—
RBC Capital Markets	10/5/2020	EUR	6,280,000	USD	7,515,923	15,758	—

Total unrealized appreciation (depreciation)						$36,170	$(169,759)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2020.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$15,793,810	$—	$828	$15,794,638
Preferred Stocks	263,342	—	—	263,342
Rights	—	—	0	0
Warrants	85	—	—	85
Short-Term Investments(i)	483,272	—	—	483,272
Derivatives(j)
Forward Foreign Currency Contracts	—	36,170	—	36,170
Futures Contracts	6,613	—	—	6,613

TOTAL	$16,547,122	$36,170	$828	$16,584,120

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(169,759)	$—	$(169,759)

TOTAL	$—	$(169,759)	$—	$(169,759)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.